Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments
Total debt	$ 688,333	$ 575,000
Less deferred financing fees	(8,048)	(7,493)
Total debt, net of deffered finance costs	680,285	567,507
Less current portion, net of deferred financing fees	(27,467)	(19,584)
Long-term portion	652,818	547,923
$250.0 Million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000
$250.0 Million Senior Unsecured Notes | Dynagas LNG Partners LP - Dynagas Finance Inc.
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$340 million Senior Secured Revolving Credit Facility | Pegasus-Lance-Seacrown-Fareastern
Debt Instruments
Long-term debt	305,000	$ 325,000
$200 Million Term Loan Facility | Navajo And Solana
Debt Instruments
Long-term debt	$ 133,333